FUNDING DEBTS (Tables)	12 Months Ended
Dec. 31, 2018
FUNDING DEBTS
Summary of the Group's outstanding Funding Debts

	As of December 31,
	2017	2018
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	9,627,850	3,014,670
Liabilities to other funding partners	897,284	1,631,371
Total short-term Funding Debts	10,525,134	4,646,041
Long-term:
Liabilities to Individual Investors—Juzi Licai	157,321	81,168
Liabilities to other funding partners	9,308	76,719
Total long-term Funding Debts	166,629	157,887

Summary of the remaining contractual maturity dates of the Group's Funding Debts and associated interest payments

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to Individual Investors—Juzi Licai	3,014,670	81,168	—	—	—	3,095,838
Liabilities to other funding partners	1,631,371	76,719	—	—	—	1,708,090
Total Funding Debts	4,646,041	157,887	—	—	—	4,803,928
Interest payments(i)	204,037	8,866	—	—	—	212,903
Total interest payments	204,037	8,866	—	—	—	212,903
(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2018.